Nature of Operations - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Apr. 13, 2018	Dec. 31, 2019
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interests held by non-controlling interests		49.00%
Kennady North Project [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interest in joint operation	100.00%
Gahcho Kué Diamond Mine [Member]
Disclosure Of Nature of Operations and going concern [Line Items]
Proportion of ownership interests held by non-controlling interests		49.00%